INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
12.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA had no assessable income for the years ended December 31, 2015, 2016 and 2017.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

United Kingdom

500.com UK is incorporated in the UK and does not conduct any substantive operations of its own. No provision for UK income tax has been made in the financial statements as 500.com UK had no assessable income for the year ended December 31, 2016 and 2017.

Curacao

Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the year ended December 31, 2017.

Australia

Multilotto Australia PTY Ltd is incorporated in Australia and does not conduct any substantive operations of its own. No provision for Australia income tax has been made in the financial statements as Multilotto Australia PTY Ltd had no assessable income for the year ended December 31, 2017.

Hong Kong

Under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income.

Japan

500.com Nihon Co., Ltd is incorporated in Japan in July 2017 and does not conduct any substantive operations of its own. No provision for Japan income tax has been made in the financial statements as 500.com Nihon Co., Ltd had no assessable income for the year ended December 31, 2017.

People’s Republic of China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology, E-Sun Network, 500Fu, Guangyi Network, Shenzhen Yicai, Shenzhen Fenggu, Tongfu Technology and Baifengrun Technology are subject to the EIT rate of 25% in 2015, 2016 and 2017. Shenzhen Kaisheng is subject to the EIT rate of 25% in 2016 and 2017.

In October 2011, E-Sun Sky Network obtained the certificate of “High-tech Enterprise” and was granted a preferential income tax rate of 15% for the three years commencing from 2011. In September 2014, E-Sun Sky Network renewed the certificate of “High-tech Enterprise” and was still able to extend the preferential income tax rate of 15% for additional three years until September 30, 2017. In 2014, E-Sun Sky Network obtained the certificate of “Key Software Enterprise” and therefore was granted a preferential income tax rate of 10% for the year ended December 31, 2014. Thus, E-Sun Sky Network was taxed at the lower preferential tax rate of 10% in 2014, and taxed at the preferential tax rate of 15% in 2015 due to the expiration of the “Key Software Enterprise” certificate. For 2016 and 2017, E-Sun Sky Network is subject to the EIT rate of 25% due to the suspension of online lottery sales in the PRC. E-Sun Sky Network did not generate any income for the years ended December 31, 2015, 2016 and 2017 as a result of the suspension.

In March 2011, E-Sun Sky Computer obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2011 was the first year of EIT exemption for E-Sun Sky Computer. In November 2015, E-Sun Sky Computer obtained the certificate of “High-tech Enterprise” and was granted a preferential income tax rate of 15% for the three years commencing from 2016. E-Sun Sky Computer is subject to EIT at the rate of 12.5% in 2014 and 2015. For 2016 and 2017, E-Sun Sky Computer is subject to the EIT rate of 25% due to the suspension of online lottery sales in the PRC. E-Sun Sky Computer did not generate any income for the years ended December 31, 2015, 2016 and 2017 as a result of the suspension.

In June 2013, Guangtiandi Technology obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2013 and 2014 was the first two years of EIT exemption for Guangtiandi Technology. Guangtiandi Technology is subject to EIT at the rate of 12.5%, 12.5% and 12.5% in 2015, 2016 and 2017, respectively. Guangtiandi did not generate any income for the years ended December 2015 and 2016 and recognized an accumulated taxable loss as of December 2017.

Lhasa Yicai was established in Tibet in 2014 and qualified as a “Western Area Encouraged Industry”. According to local government policy, qualified entities were granted a preferential tax rate of 15% from January 1, 2011 to December 31, 2020. Therefore, Lhasa Yicai is entitled to a preferential tax rate of 15% in 2015, 2016 and 2017. Additionally, Lhasa Yicai is also exempt from provincial allocated corporate income tax during January 1, 2015 to December 31, 2017 according to local tax law. Lhasa Yicai did not generated any income for the years ended December 31, 2015, 2016 and 2017.

In March 2017, Shenzhen Qufan obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2015 was the first year of EIT exemption for Shenzhen Qufan. Thus, Shenzhen Qufan was exempt from paying income tax in both 2015 and 2016 and was subject to the reduced income tax rate of 12.5% in 2017. The income tax savings as a result of this tax holiday for Shenzhen Qufan were RMB4,399 (US$676) and RMB702 for the years ended December 31, 2017 and 2016, respectively. Per share effect of the tax holiday for Shenzhen Qufan was RMB0.01 and RMB0.002 for the years ended December 31, 2017 and 2016.

(Loss)/income before income taxes consists of:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Cayman Islands	(163,416)	(179,348)	(163,239)	(25,089)
British Virgin Islands	-	(31)	(3)	-
USA	(2,320)	(3,809)	(4,703)	(723)
Hong Kong	(1,470)	(10,524)	(10,929)	(1,680)
Japan	-	-	(174)	(27)
Malta	-	-	(4,321)	(664)
Curacao	-	-	7,449	1,145
Cyprus	-	-	(13)	(2)
Australia	-	-	-	-
PRC	(115,034)	(12,483)	(152,575)	(23,451)

	(282,240)	(206,195)	(328,508)	(50,491)

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive (loss) income are as follows:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Current tax (expense) benefit	(1,890)	(3,553)	12,771	1,963
Deferred tax (expense) benefit	(40,079)	496	(405)	(62)

Income tax (expense) benefit	(41,969)	(3,057)	12,366	1,901

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax (benefit) expense is as follows:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Income (loss) before income taxes	(282,240)	(206,195)	(328,508)	(50,491)
Income tax computed at applicable tax rates (25%)	(70,560)	(51,549)	(82,127)	(12,623)
Effect of different tax rates in different jurisdictions	1,206	4,743	693	107
Non-deductible expenses	47,324	54,588	87,632	13,468
Effect of tax rate changes	(24,125)	(1,841)	-	-
Change in valuation allowance	88,661	(5,144)	-	-
Changes in interest and penalties on unrecognized tax benefits	3,920	3,105	5,098	784
Effect of EIT reversal for previous years	(2,099)	2,760	(19,704)	(3,028)
Research and development super-deduction	(2,363)	(2,947)	(1,364)	(210)
Others	5	(658)	(2,594)	(399)
	41,969	3,057	(12,366)	(1,901)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Balance at beginning of year	38,901	42,983	38,457	5,911
Increase relating to current year tax positions	7,496	3,630	5,194	798
Decrease relating to prior year tax positions	(1,119)	(3,204)	(1,595)	(245)
Decrease relating to expiration of applicable statute of limitations	(2,295)	(4,952)	(17,758)	(2,729)

Balance at end of year	42,983	38,457	24,298	3,735

The Group recognizes interest accrued related to unrecognized tax benefits in taxation expenses. During the years ended December 31, 2015, 2016 and 2017, the Group recognized approximately RMB4,534, RMB4,932 and RMB5,098 (US$784) in interest on these unrecognized tax benefits and reversed approximately RMB614, RMB1,827 and RMB7,667 (US$1,178) in interest. The Group had accrued approximately RMB6,884, RMB9,989 and RMB7,420 (US$1,140) for the interest on these uncertain taxes as of December 31, 2015, 2016 and 2017, respectively. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings. As of December 31, 2017, the PRC subsidiaries 2014 to 2017 tax returns remain open to examination.

The components of deferred taxes are as follows:

	2016	2017	2017
	RMB	RMB	US$

Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	58,654	61,191	9,405
Deferred revenue	-	982	151
Deferred government grants	2,417	2,417	371
Loss from equity method investment	203	203	31
Bad debt provision	4,962	5,097	783
Accrued rental expense	817	817	126
Impairment loss	1,250	1,250	192
Net operating losses (“NOLs”)	16,411	34,700	5,333
Less: valuation allowance	(84,714)	(106,657)	(16,392)

Total deferred tax assets, non-current portion	-	-	-

Deferred tax liabilities, non-current portion
Apps and other licenses arisen from business combination	(14,902)	(19,475)	(2,993)

Total deferred tax liabilities, non-current portion	(14,902)	(19,475)	(2,993)

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2017, the Group had NOLs of approximately RMB226,617 (US$34,830) from several of its VIEs, which can be carried forward to offset future net profit for income tax purposes. The NOLs as of December 31, 2017 will expire in years 2018 to 2022 if not utilized.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB448,176 and RMB255,333 (US$39,244) as of December 31, 2016 and 2017, respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB44,818 and RMB25,533 (US$3,924) as of December 31, 2016 and 2017, respectively.